Business Operations - Revenues and Percentage of Consolidated Revenues (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010 Minimum [Member] Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration of credit risk to affiliates of parent company	10.00%	10.00%